Employee Benefit Plan, Description of Plan - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF THE PLAN
The following is a brief description of The Home Depot FutureBuilder for Puerto Rico (the “Plan”). Participants should refer to the Plan document or the summary plan description for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution retirement plan covering substantially all associates of Home Depot Puerto Rico, Inc. (the “Company”), the Plan sponsor, working and residing in Puerto Rico. The Company is a wholly-owned subsidiary of Home Depot Latin America Holdings, Inc., which is owned by Home Depot International, Inc. (“HDI”). HDI is, in turn, a wholly-owned subsidiary of The Home Depot, Inc. (the “Parent Company”). The Plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, excluding provisions of ERISA applicable only to plans qualified under Section 401(a) of the U.S. Internal Revenue Code. It is also intended to qualify under Section 1081.01(a) of the Puerto Rico Internal Revenue Code of 2011, as amended (“PRIRC of 2011”). The Plan is administered by the Administrative Committee, the members of which are officers of Home Depot U.S.A., Inc., a wholly-owned subsidiary of the Parent Company. Banco Popular de Puerto Rico is the Trustee of the Plan.
Associates are eligible to participate in the Plan as soon as administratively practicable following the date of hire. Temporary associates are eligible to participate in the Plan for purposes of making before-tax contributions on the first day of the calendar quarter beginning on or following the completion of one year of service and 1,000 hours. Participants are eligible for the Company's matching contributions on the first day of the calendar quarter (January 1, April 1, July 1, and October 1) beginning on or after the earlier of (i) the date the associate completes one year of service and 1,000 hours; or (ii) the date the associate completes two years of service, regardless of hours worked. The Plan excludes leased associates, associates who are not bona fide residents of Puerto Rico, independent contractors, and associates covered by a collective bargaining agreement, unless the terms of the collective bargaining agreement require that the associate be eligible to participate in the Plan.
Participant Accounts
The Plan maintains a separate account for each participant which is credited with the participant’s contributions and rollovers, the Company’s matching contributions and an allocation of the Plan’s earnings or losses based upon the participant’s investment election. Withdrawals and expenses are deducted from each participant’s account. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Contributions
Under the Plan, participants may contribute up to 50% of annual compensation, as defined in the Plan document, on a before-tax basis subject to regulatory limitations. Participants aged 50 or older can make catch-up contributions to the Plan. Participants may also contribute amounts representing eligible rollover distributions from other retirement plans qualified under Section 1081.01(a) of the PRIRC of 2011.
The Company provides matching contributions of 150% of the first 1% of eligible compensation contributed by a participant and 50% of the next 2% to 5% of eligible compensation contributed by a participant beginning on the first day of the calendar quarter following the completion of the earlier of (i) the date the associate completes one year of service and 1,000 hours; or (ii) the date the associate completes two years of service, regardless of hours worked. Before-tax contributions are eligible for matching contributions. Catch-up contributions are not eligible for matching contributions. Additional amounts may be contributed by the Company.
The default investment of the Company's matching contribution if no direction is given by the participant is the participant's current investment election with respect to before-tax contributions. If the participant has made no affirmative investment election with respect to before-tax contributions, the default is the appropriate LifePath Fund based on the participant's expected age at retirement.
Vesting
Participants are immediately vested in their contributions and actual earnings thereon. Vesting in the Company's matching and discretionary contributions and actual earnings thereon is generally based on years of vesting service. For vesting purposes, a year of service is any calendar year in which a participant completes at least 1,000 hours of service. A participant is cliff vested 100% in the Company's matching contributions after three years of vesting service. In addition, each participant who completes an hour of service in a calendar year becomes 100% vested in the Company's matching contributions upon completing five years of employment if such event precedes the vesting dates above.
A participant becomes 100% vested in the Company's matching and any discretionary contributions and actual earnings thereon upon death, attaining age 65 while still employed, total or permanent disability, or if the Plan is terminated.
Payment of Benefits
Upon death, disability, or termination of service for any other reason, participants or beneficiaries may elect to receive either a lump-sum payment or partial and installment distributions of their vested account balance at fair value on the date of distribution in the form of cash or Parent Company stock, if invested in the Parent Company stock fund, in accordance with the terms of the Plan document. The Plan also permits payments upon hardship or attaining age 59½.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 and up to a maximum amount equal to the lesser of: (i) $50,000 less the highest outstanding loan balance in the preceding 12 months or (ii) 50% of their total vested account balance, in accordance with the terms of the Plan. Note terms generally range from one to four years. The notes bear interest at a rate equal to the prime rate as of the last day of the prior quarter plus 1%. Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. For participant loans that become delinquent, are not cured and result in default, the amount of the unpaid loan principal and interest due to the Plan will be treated as a deemed distribution. Deemed distributions are reported as a taxable distribution and remain part of the participant’s account balance until a distributable event occurs (i.e., termination of employment).
Forfeited Accounts
Forfeited nonvested account balances may be used to reduce future employer contributions and/or Plan expenses. At December 31, 2025 and 2024, there were no unallocated forfeitures. In 2025, an immaterial amount of forfeitures were used to reduce Plan expenses.
Administrative Expenses
Certain administrative expenses of maintaining the Plan may be paid by the Company, the Parent Company or another member of the controlled group and thus are excluded from these financial statements. These costs include certain legal, accounting, and administrative fees. Additionally, any other indirect expenses, such as investment management fees, are reflected in the change in net asset value of the various funds. Expenses paid by the Plan include recordkeeping fees and other costs not paid by the Company, the Parent Company or another member of the controlled group and are included in administrative expenses.

EBP, Plan Termination	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated, participants will become 100% vested in their accounts.

Stable Value Fund	STABLE VALUE FUND
Through the Master Trust, the Plan invests in the T. Rowe Price Value Fund (“Stable Value Fund”), through which the Plan owns fully benefit-responsive synthetic guaranteed investment contracts. The Plan's investment is presented at contract value, rather than fair value, in the Statements of Net Assets Available for Benefits.
A synthetic guaranteed investment contract, also known as a wrap contract, is an investment contract issued by an insurance company or other financial institution, designed to provide a contract value “wrapper” around an underlying portfolio of bonds or other fixed income securities. The wrap contracts are issued by creditworthy financial institutions, and there were no reserves against the carrying values due to credit risk of the issuers. These contracts provide that realized and unrealized gains and losses on the underlying assets are not reflected immediately in the net assets of the Plan, but rather are amortized, over the duration of the underlying assets, through adjustments to the future interest crediting rate. The interest crediting rate is determined quarterly and is primarily based on the current yield to maturity of the covered investments, plus or minus amortization of the difference between the market value and the contract value of the covered investments over the duration of the covered investments at the time of computation. The wrap contract issuers guarantee that all qualified participant withdrawals will occur at contract value.
Certain events limit the ability of the Plan to transact at contract value with the wrap contract issuer. Such events include the following: (1) amendments to the Plan document (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan's prohibition on competing investment options, (3) bankruptcy of the Plan sponsor or other Plan sponsor events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan's Administrative Committee does not believe that any events that would limit the Plan's ability to transact at contract value with the wrap contract issuer are probable of occurring.

EBP, Description of Plan Amendment	PLAN CHANGES
Temco Logistics was acquired by the Parent Company in 2023. Effective May 1, 2025, Temco Logistics became a participating employer in the Plan for Puerto Rico associates; no plan assets were merged into the Plan.
Effective July 1, 2025, the Baird Core Plus Bond Fund was added as a new investment option.